Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2022
8. Investments in associates and joint ventures

8. Investments in associates and joint ventures

Changes of the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2022 and 2021 were as follows:

	June 30, 2022	June 30, 2021
Beginning of the year	19,936	183,192
Capital contributions	1,035	69
Decrease of interest in associate (iv)	-	(71,905)
Deconsolidation (i)	-	(79,438)
Share of loss	(355)	(4,977)
Impairment (iii)	-	(1,027)
Currency translation adjustment	(473)	(5,869)
Dividends	(3,586)	-
Other comprehensive loss	-	(89)
Others	(431)	(20)
End of the year (ii)	16,126	19,936

(i)	See Note 4.G to the Consolidated Financial Statements as of June 30, 2021.
(ii)	Includes ARS (8) and ARS (12) reflecting interests in companies with negative equity as of June 30, 2022 and 2021, respectively, which are disclosed in “Provisions” (see Note 19).
(iii)	Corresponds to investment in TGLT S.A.
(iv)	Corresponds to the sale of the remaining equity interest in Shufersal in July 2020.

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2022 and 2021, as well as the Group's share of the comprehensive results of these companies for the years ended on June 30, 2022, 2021 and 2020:

Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income / (loss)
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2020
Associates and joint ventures
New Lipstick	49.96%	49.96%	49.96%	143	357	69	(787)	18,801
BHSA (1)	29.91%	29.91%	29.91%	9,665	8,792	873	(1,240)	(936)
Condor	21.70%	18.89%	18.89%	-	2,657	425	(679)	295
Quality (2)	50.00%	50.00%	50.00%	3,858	4,800	(983)	(425)	456
La Rural SA	50.00%	50.00%	50.00%	243	277	(42)	(221)	251
TGLT (3)	27.82%	27.82%	30.20%	813	1,537	(723)	(3,537)	(285)
Other joint ventures	N/A	N/A	N/A	1,404	1,516	(447)	(3,957)	2,896
Total associates and joint ventures				16,126	19,936	(828)	(10,846)	21,478
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)	Profit / (loss) for the year	Latest financial statements issued Shareholders’ equity
Associates and joint ventures
New Lipstick	U.S.	Real estate	N/A	-	(*) (1)	(*) (42)
BHSA (1)	Argentina	Financial	448,689,072	(**) 1,500	(**) 2,920	(**) 31,251
Quality (2)	Argentina	Real estate	225,146,912	406	(1,965)	7,563
La Rural SA	Argentina	Organization of events	714,998	1	(58)	339
TGLT (3)	Argentina	Real estate	257,330,595	925	(2,950)	4,084

(1)

BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium businesses and large companies. The market price of the share is 7.78 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.

(2)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(3)	See Note 8 to the Consolidated Financial Statements as of June 30, 2021
(*)	Amounts in millions of US Dollars under USGAAP. Condor’s year-end falls on December 31, so the Group estimates their interest with a three-month lag, including material adjustments, if any.
(**)	Information as of June 30, 2022 according to IFRS

New Lipstick:

On August 7, 2020, as a consequence of negotiations conducted in the context of an increased lease price effective as of May 2020, as set forth in the lease (hereinafter, “Ground Lease”), Metropolitan (a company where IRSA holds, indirectly, a 49.96% interest) executed an agreement with the Ground Lease lessor to conclude the relationship and terminate the ground lease, abandoning the administration of the building. As a consequence of the foregoing, Metropolitan derecognized the liability associated to the Ground Lease, as well as all assets and liabilities associated to the building and the administration as of June 30, 2020.

TGLT S.A.:

During the fiscal year ended at June 30, 2020, TGLT S.A. and the Company entered into a recapitalization agreement, based on which IRSA increased its holding in TGLT S.A. reason why it began to be considered an associate company.

During the fiscal year ended at June 30, 2021, TGLT S.A. yielded significant losses and its business was affected by different factors related to the context in which it finds itself. Therefore, the Company decided to re-evaluate the recoverability of this asset.

For this reason and considering that the events are public and have been openly disclosed to the market, it is considered that the market value of the shares is more suitable indicator to determine the value of this holding.

La Rural S.A.

 In connection with the Fairground, as publicly known, in December 2012 the National Executive Branch issued Executive Order 2552/12 that annulled an executive order dated 1991 which had approved the sale of the Fairground to the Sociedad Rural Argentina (SRA); the effect of this new order was to revoke the sale transaction. Subsequent, on March 21, 2012, the National Executive Branch notified the SRA of said executive order and further ordered that the property be returned to the Argentine government within 30 subsequent days. Then, the SRA issued a press release publicly disclosing the initiation of legal actions and the obtaining of a precautionary measure for which Decree 2552/12 was suspended. Furthermore, as it has become publicly known, on August 21, 2013, the Supreme Court of Justice rejected the appeal filed by the Argentine government against the interim measure timely requested by the SRA.

Neither has IRSA been served notice formally nor is it a party involved in the legal actions brought by the SRA.

Given the potential dimension of the dispute, as it has been known to the public, we estimate that if Executive Order 2552/12 was found to be unconstitutional, such order shall have no legal effects either in Entertainment Holdings S.A. (EHSA) or in the acquisition by IRSA of an equity interest in EHSA. However, should the opposite happen, that is, a court order declaring the Executive Order 2699/91, this could have a real impact on acquired assets. In this scenario, the judicial decision may render the purchase of the Plot of Land by SRA null and void, and all acts executed by SRA in relation to the Plot of Land, including the right of use currently held by the entity where EHSA has an indirect equity interest, through vehicle entities, would also become null and void.

On June 1, 2015, a ruling was issued in case 4573/2012 SOCIEDAD RURAL ARGENTINA vs. NATIONAL STATE – EXECUTIVE POWER ON DECLARATORY ACTION, whereby the injunction staying the effects of Executive Order 2552/12 were lifted.

On June 2, 2015 the SRA filed a writ of appeals against the ruling indicated above and on that same date the appeal was admitted with staying effects. While the appeal filed by SRA was filed in the Appellate court, the decision of the judge of first instance who decided to lift the precautionary measure had no effect and was suspended.

On September 17, 2015, the court of appeals revoked the decision and rejected in the motion by of the Argentine government to lift the precautionary measure and the Law N° 26,854 was declared inapplicable to the case of precautionary measures against the Government. As a result, the injunction issued on January 4, 2013 was confirmed. The National Government filed an extraordinary federal appeal and subsequently a complaint, both were dismissed, therefore, the precautionary measure was reaffirmed.

On March 11, 2016 La Rural S.A. was summoned as third party in the case referred to above, and filed an answer to such summons on April 6, 2017.

On April 21, 2016 the National Government presented itself, requested the annotation of litis as a precautionary measure, opposed the exception of incompetence, raised the inadmissibility of the declaratory action of certainty, in subsidy, proceeded to answer the complaint. It also requested the suspension of the sentence until the criminal case is resolved and opposed, as a counterclaim, a motion declare the annulment of Decree 2699/91, as well as all those acts enacted in consequence of said decree.

By order of April 29, 2016, the National Government was presented, opposed to the exception raised, the claim in subsidy was contested and the action of injuriousness filed, and it ordered the transfer of the different Government proposals to the SRA.

On the same occasion, the precautionary measure for the annotation of the requested litigation was admitted under the responsibility of the National Government regarding the individualized properties in the process.

On November 22, 2016, SRA answered the transfer of the injuriousness action filed by the National Government, which was considered as answered on December 1.

On December 21, 2016, the National Government, for its part, answered the exception of expiration opportunely opposed. Nevertheless, it was indicated that confirmation with La Rural S.A. was pending.

On June 19, 2017, the transfer of the exception of incompetence raised by the National Government was substantiated, which was answered by La Rural S.A. in June 2017. On the same occasion, SRA accused expiry of that previous exception in the terms of article 310 CPCCN, which was resolved by order of July 14, 2017.

On that occasion it was resolved to sustain the expiration filed by Sociedad Rural Argentina regarding the incident of exception of incompetence filed by the National Government. Therefore, the process was settled in the Civil and Commercial Federal jurisdiction.

On August 28, 2017, the National Government notified the transfer of the request of certain sections of the SRA's submission that answered the counterclaim and was transferred to the third party of the prescription exception opposed by the SRA at the time of answer the counterclaim. Both substations were answered by SRA and La Rural S.A. on September 4, 2017.

On October 5, 2017, the Federal Oral Criminal Court No. 2 requested the referral of the proceedings in the context of the case: "Menem, Carlos Saúl and other s / inf. Art. 261, first paragraph of the CP ". For presentations of December 2017 and March 2018, SRA requested the Oral Court to return the proceedings in order to continue with the process.

On March 27, 2018, the Court decided to convict various Administration officials, including former President Carlos S. Menem and former Minister Domingo F. Cavallo, as necessary participants in the crime of peculation. Additionally, it resolved to acquit the authorities of the imputed Argentine Rural Society and it was decided to reject the request for restitution of the property requested by the AABE, leaving the decision on that matter in the hands of the Federal Civil and Commercial Court involved. The basics of the decision were published on May 28, 2018.

On February 27, 2020, the proceedings were considered returned to the Federal Civil and Commercial Court and the parties were ordered to notify their return.

On July 30, 2020, the SRA and La Rural S.A. were notified about the return of the proceedings.

 On August 13, 2020, the Oral Court was released to send the entirety of the evidence to the Civil Court.

On August 19, 2021, the Civil and Commercial Court decided to defer the treatment of the prescription exception opposed by Sociedad Rural with respect to the counterclaim of the government for the moment of sentencing, and also decided to reject the examination request of the paragraphs by the government. Against this last resolution, the government filed an appeal, which was admitted by resolution of September 8, 2021.Finally, on February 2, 2022, the Chamber of Appeals upheld the proposal of the government and ordered that the considerations expressed by the SRA in Chapter 8 of the presentation of the response to the action of harmfulness be omitted, considering that such response was not admitted by the procedural system. On March 7, 2022, the case was returned to the court of origin.

On May 11, 2022, the trial was opened.

Set out below is summarized financial information of the associates and joint ventures considered to be material to the Group:

	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
As of 06.30.22
Associates
BHSA	241,536	79,939	280,495	8,961	32,019	29.91%	9,577	88	9,665
TGLT	7,511	12,371	8,176	7,677	4,029	27.82%	1,121	(308)	813
Joint ventures
Quality Invest (ii)	61	11,490	70	3,919	7,562	50.00%	3,781	77	3,858
.
As of 06.30.21
Associates
BHSA	188,185	116,578	256,477	19,122	29,164	29.91%	8,723	69	8,792
TGLT	8,460	19,366	8,117	12,635	7,074	27.82%	1,968	(431)	1,537
Joint ventures
Quality Invest (ii)	8	14,499	164	4,898	9,445	50.00%	4,723	77	4,800
	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
As of 06.30.22 (i)
Associates
BHSA	54,043	2,920	2,920	-	33,208	(240)	(24,583)	8,385
TGLT	4,198	(2,129)	(2,089)	-	(1,322)	4,209	(2,530)	357
Joint ventures
Quality Invest (ii)	206	(1,965)	(1,965)	-	(1)	24	(2)	21

As of 06.30.21 (i)
Associates
BHSA	47,976	(4,145)	(4,145)	-	7,081	(212)	(46,143)	(39,274)
TGLT	4,196	(3,142)	(3,155)	-	185	108	(746)	(453)
Joint ventures
Quality Invest (ii)	74	(849)	(849)	-	(97)	(7)	104	-

(i)	Information under GAAP applicable in the associate and joint ventures´ jurisdiction.
(ii)

In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of ARS 40 million, payable in two installments of ARS 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to ARS 76 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses. On July 20, 2020 we were notified of the granting of the Hydraulic Aptitude in pre-feasibility instance. On August 5, 2021, they were signed between Quality Invest S.A. and the Municipality of San Martín the following documents: 1) CLUB PERETZ CLUB AGREEMENT ACT CLOSING: It is agreed that within 48 hours of signing the same Quality will pay the certificates owed for the work in question already completed, releasing both parties from any claim regarding the Minutes signed on January 20, 2015 The amount owed (already checked and agreed between the parties) is ARS 18,926,541. and the execution of the works are described, detailed and carried out. As of June 30, 2022, the amount owed and the works are completed and paid, as well as the closing act signed. 2) COMPLEMENTARY AGREEMENT WITH THE MUNICIPALITY OF SAN MARTIN: In this agreement the completion of the Rodriguez Peña expansion work and the relocation and start-up of the EDENOR substation are agreed, according to the plan and specifications drawn up by TIS and that they are part of its annexes. In return, the certifications owed will be paid as follows: The total is for ARS 26,085,086: ARS 15,000,000.- are paid 48 hours after signing this document and the balance (without any adjustment clause) at the time of the provisional reception of the work, where the definitive reception and Delivery Certificate will be signed. As of June 30, 2022, the $15,000,000 have already been paid and the work is not yet finished (being executed by more than 85%). The balance due is $11,085,086, which will be paid at the time of provisional reception of the work, when it and the Delivery Certificate will be signed.

BHSA

BHSA is subject to certain restrictions on the distribution of profits, as required by BCRA regulations.

The Annual Shareholders' Meeting decided to allocate 35.1 million of Class D shares of a par value of ARS 1, to an employee compensation plan pursuant to Section 67 of Law 26,831. As of June 30, 2022, BHSA has a remnant of 26.8 million of such treasury shares. As of June 30, 2022, considering the effect of such treasury shares, the Group’s interest in BHSA amounts to 29.91%.

The Group estimated that the value in use of its investment in BHSA as of June 30, 2022 and 2021 amounted to ARS 9,680, ARS 11,043, respectively. The value in use was estimated based on the present value of future business cash flows. The main assumptions used were the following:

-	The Group considered 9 years as the horizon for the projection of BHSA cash flows, including perpetual value.
-	The “Private BADLAR” interest rate was projected based on internal data and information gathered from external advisors.
-	The projected exchange rate was estimated in accordance with internal data and external information provided by independent consultants.
-	The discount rate used to discount actual dividend flows was 15.64% in 2022 and 14.02% in 2021.
-	The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of ARS 760 for 2022 and of ARS 625 for 2021.

 The estimated value in use exceeds the book value of the investment, because of that, no adjustment was necessary on the recorded value of the investment.

Puerto Retiro (joint venture):

At present, this 8.3-hectare plot of land, is affected by a zoning regulation defined as U.P. which prevents the property from being used for any purposes other than strictly port activities.

Puerto Retiro was involved in a judicial bankruptcy action brought by the National Government. The current Board of Directors would not be held personally liable with regard to this action. Management and legal counsel of the Company believe that there are sufficient legal and technical arguments to consider that the petition for extension of the bankruptcy case will be dismissed by the court. However, in view of the current status of the action, its result cannot be predicted.

Moreover, Tandanor filed a civil action against Puerto Retiro S.A. and the other defendants in the criminal case for violation of Section 174 (5) based on Section 173 (7) of the Criminal Code of Argentina. Such action seeks -on the basis of the nullity of the decree that approved the bidding process involving the Dársena Norte property- the restitution of the property and a reimbursement in favor of Tandanor for all such amounts it has allegedly lost as a result of a suspected fraudulent transaction involving the sale of the property. Puerto Retiro has presented the allegation on the merit of the evidence, highlighting that the current shareholders of Puerto Retiro did not participate in any of the suspected acts in the criminal case since they acquired the shares for consideration and in good faith several years after the facts told in the process. Likewise, it was emphasized that the company Puerto Retiro is foreign to the bidding / privatization carried out for the sale of Tandanor shares. On September 7, 2018, the Oral Federal Criminal Court No. 5 rendered a decision. According to the sentence read by the president of the Court, Puerto Retiro won the preliminary objection of limitation filed in the civil action. However, in the criminal case, where Puerto Retiro is not a party, it was ordered, among other issues, the confiscation (“decomiso”) of the property owned by Puerto Retiro known as Planta I. The grounds of the Court's judgment were read on November 11, 2018. From that moment, all the parties were able to present the appeals. Given this fact, an extraordinary appeal was filed, which was rejected, and as a result, a complaint was filed for a rejected appeal, which was granted. Consequently, the appeal is under study in the Argentine Supreme Court of Justice.

In the criminal action, the claimant reported the violation by Puerto Retiro of the injunction ordered by the criminal court consisting in an order to stay (“prohibición de innovar”) and not to contract with respect to the property disputed in the civil action. As a result of this complaint, the Federal Oral Court No. 5 formed an incident and ordered and executed the closure of the property where the lease agreements were being executed (a heliport and a mooring), in order to enforce compliance with the measure before mentioned. As a result of this circumstance, it was learned that the proceedings were turned over to the Criminal Chamber for the allocation of the court to investigate the possible commission of a crime of disobedience. As of the date of issuance of these Consolidated Financial Statements there has been no news about the progress of this cause.

Faced with the evolution of the legal cases that affect it and based on the reports of its legal advisors, Puerto Retiro Management has decided to register in fiscal year 2019 an allowance equivalent to 100% of the book value of its investment property, without prejudice to reverse it when a favorable ruling is obtained in the interposed actions.